Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Management believes it has made all necessary adjustments (consisting of only normal recurring items) such that the condensed consolidated financial statements are presented fairly and that estimates made in preparing the condensed consolidated financial statements are reasonable and prudent. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. The condensed consolidated financial statements include the accounts of the Company, its wholly-owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany balances and transactions have been eliminated in consolidation. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended March 31, 2020 included in the Company’s prospectus dated September 15, 2020, filed with the U.S. Securities and Exchange Commission (“SEC”) on September 16, 2020.

Certain of the StepStone Funds are investment companies that follow specialized accounting rules under GAAP and reflect their investments at estimated fair value. Accordingly, the carrying value of the Company’s equity method investments in such entities retains the specialized accounting treatment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The initial costs to incorporate the Company have been incurred by StepStone Group LP.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation. Amounts relating to deferred tax assets that were previously reported within other assets and receivables have been presented separately in the condensed consolidated balance sheets as of March 31, 2020. Amounts relating to foreign currency translation gains and losses that were previously reported within general, administrative and other expenses have been presented within other income (loss) in the condensed consolidated statements of income.

Consolidation

Consolidation

The Company consolidates all entities that it controls through a majority voting interest or as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity. In evaluating whether the Company holds a variable interest, fees received as a decision maker or in exchange for services (including management fees, incentive fees and carried interest allocations) that are customary and commensurate with the level of services provided, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, are not considered variable interests. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model. The consolidation analysis can generally be performed qualitatively; however, in certain situations a quantitative analysis may also be performed. Investments and redemptions (either by the Company, affiliates of the Company or third parties) or amendments to the governing documents of the respective StepStone Funds that are VIEs could affect the entity’s status as a VIE or the determination of the primary beneficiary.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. When assessing whether the Company is the primary beneficiary of a VIE, management evaluates whether the Company’s involvement, through holding interests directly or indirectly in an entity or contractually through other variable interests, would give the Company a controlling financial interest. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties.

The Company provides investment advisory services to the StepStone Funds, which have third-party clients. These funds are investment companies and are typically organized as limited partnerships or limited liability companies for which the Company, through its operating subsidiaries, acts as the general partner or managing member. A limited partnership or similar entity is a VIE if the unaffiliated limited partners or members do not have substantive rights to terminate or remove the general partner or substantive rights to participate. Certain StepStone Funds are VIEs because they have not granted unaffiliated limited partners or members substantive rights to terminate or remove the general partner or substantive rights to participate. The Company does not consolidate these StepStone Funds because it is not the primary beneficiary of those funds, primarily because its fee arrangements are considered customary and commensurate and thus not deemed to be variable interests, and it does not hold any other interests in those funds that are considered more than insignificant.

The Company has determined that certain of its operating subsidiaries, StepStone Group Real Assets LP (“SRA”), StepStone Group Real Estate LP (“SRE”) and Swiss Capital Alternative Investments AG (“Swiss Capital”), are VIEs, and that the Company is the primary beneficiary of each entity because it has a controlling financial interest in each entity; accordingly, the Company consolidates these entities. The assets and liabilities of the consolidated VIEs are presented gross in the condensed consolidated balance sheets. The assets of the consolidated VIEs may only be used to settle obligations of the consolidated VIEs. See note 4 for more information on both consolidated and unconsolidated VIEs.

Non-Controlling Interests

Non-Controlling Interests

Non-controlling interests (“NCI”) reflect the portion of income or loss and the corresponding equity attributable to third-party equity holders and employees in certain consolidated subsidiaries that are not 100% owned by the Company. Non-controlling interests are presented as separate components of stockholders’ equity on the Company’s condensed consolidated balance sheets to clearly distinguish between the Company’s interests and the economic interests of third parties and employees in those entities. Net income (loss) attributable to SSG, as reported in the condensed consolidated statements of income, is presented net of the portion of net income (loss) attributable to holders of non-controlling interests. See note 13 for more information on ownership interests in the Company.

Non-controlling interests in subsidiaries represent the economic interests in SRA, SRE, and Swiss Capital (the variable interest entities included in the Company’s condensed consolidated financial statements) held by third parties and employees in those entities. Non-controlling interests in subsidiaries are allocated a share of income or loss in the respective consolidated subsidiary in proportion to their relative ownership interests, after consideration of contractual arrangements that govern allocations of income or loss.

Non-controlling interests in the Partnership represent the economic interests related to the Class B units of the Partnership which are not owned by SSG. Non-controlling interests in the Partnership are allocated a share of income or loss in the Partnership in proportion to their relative ownership interests, after consideration of contractual arrangements that govern allocations of income or loss. Prior to the Reorganization and IPO, all of the Company’s net income related to the Partnership and therefore has been presented as non-controlling interests in the Partnership.

Accounting for Differing Fiscal Periods

Accounting for Differing Fiscal Periods

The StepStone Funds primarily have a fiscal year end as of December 31. The Company accounts for its investments in the StepStone Funds on a three-month lag due to the timing of receipt of financial information from the investments held by the StepStone Funds. The StepStone Funds primarily invest in private markets funds that generally require at least 90 days following the calendar year end to provide audited financial statements. As a result, the Company uses the December 31 audited financial statements of the StepStone Funds, which reflect the underlying private markets funds as of December 31, to record its investments (including any carried interest allocated by those investments) for its fiscal year-end consolidated financial statements as of March 31. The Company further adjusts the reported carrying values of its investments in the StepStone Funds for its share of capital contributions to and distributions from the StepStone Funds during the three-month lag period. For this interim period ending December 31, 2020, the Company used the September 30, 2020 unaudited financial statements of the StepStone Funds, which reflect the underlying private market funds as of September 30, 2020 to record its investments (including any carried interest allocated by those investments), as adjusted for capital contributions and distributions during the three-month lag period ended December 31, 2020.

The Company does not account for management and advisory fees or incentive fees on a three-month lag.

To the extent that management becomes aware of any material events that affect the StepStone Funds during the three-month lag period, the effect of the events would be disclosed in the notes to the condensed consolidated financial statements.

In March 2020, the World Health Organization declared the outbreak of the novel coronavirus (“COVID-19”) a global pandemic. The outbreak has significantly affected the global economy and financial markets. Given the ongoing nature of the outbreak, it is currently not possible to predict the potential scale and scope of the outbreak and its ultimate effects on the financial markets, overall economy and the Company’s condensed consolidated financial statements. During the nine months ended December 31, 2020, the Company’s investments in StepStone Funds and accrued carried interest allocations initially experienced significant declines in the first three months, primarily reflecting the unrealized depreciation in the fair value of certain underlying fund investments driven by the impact of COVID-19, and has subsequently seen significant increases, primarily reflecting the unrealized appreciation in the fair value of certain underlying fund investments driven by the general recovery in the financial markets.

Fair Value Measurements

Fair Value Measurements

GAAP establishes a hierarchical disclosure framework, which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace – including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices in active markets generally will have a higher degree of market price observability and therefore a lesser degree of judgment is used in measuring their fair value.

Financial instruments measured and reported at fair value are classified and disclosed based on the observability of inputs used in the determination of their fair values, as follows:

•	Level I – Pricing inputs are unadjusted, quoted prices in active markets for identical assets or liabilities as of the measurement date.

•

Level II – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the measurement date, and fair value is determined through the use of models or other valuation methodologies. The types of financial instruments classified in this category include less liquid securities traded in active markets and securities traded in other than active markets.

•

Level III – Pricing inputs are unobservable for the financial instruments and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the financial instrument.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors including, for example, the type of instrument, whether the instrument has recently been issued, whether the instrument is traded on an active exchange or in the secondary market, and current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for financial instruments categorized in Level III. The variability and availability of the observable inputs affected by the factors described above may result in transfers between Levels I, II and III.

The Company considers its cash, cash equivalents, restricted cash, fees and accounts receivable, accounts payable, investments and contingent consideration balances to be financial instruments. The carrying amounts of cash, cash equivalents, restricted cash, fees and accounts receivable and accounts payable equal or approximate their fair values due to their nature and/or the relatively short period over which they are held. See note 6 for additional details regarding the fair value of the Company’s contingent consideration balances.

Restricted Cash

Restricted Cash

Restricted cash consists of cash that the Company is contractually obligated to maintain to secure its letters of credit used primarily related to its office facilities and other obligations.

Investments

Investments

Investments primarily include the Company’s ownership interests in the StepStone Funds, as general partner or managing member of such funds. The Company accounts for all investments in which it has or is otherwise presumed to have significant influence, but not control, including the StepStone Funds, using the equity method of accounting. The carrying value of these equity method investments is determined based on amounts invested by the Company, adjusted for the Company’s share in the earnings or losses of each investee, after consideration of contractual arrangements that govern allocations of income or loss (including carried interest allocations), less distributions received. Investments include the Company’s cumulative accrued carried interest allocations from the StepStone Funds, which primarily represent performance-based capital allocations, assuming the StepStone Funds were liquidated as of each reporting date in accordance with the funds’ governing documents. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Revenues

Revenues

The Company recognizes revenue in accordance with Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers. Revenue is recognized in a manner that depicts the transfer of promised goods or services to customers and for an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The application of ASC 606 requires an entity to identify its contract(s) with a customer, identify the performance obligations in a contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies a performance obligation. In determining the transaction price, variable consideration is included only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is resolved. The Company has elected to apply the variable consideration allocation exception for its fee arrangements with its customers.

Management and Advisory Fees, Net

The Company earns management fees for services provided to its SMAs, focused commingled funds and distribution management clients. The Company earns advisory fees for services provided to advisory clients where the Company does not have discretion over investment decisions. The Company considers its performance obligations in its customer contracts from which it earns management and advisory fees to be one or more of the following, based on the services promised: asset management services, advisory services and/or the arrangement of administrative services.

The Company recognizes revenues from asset management services and advisory services when control of the promised services is transferred to customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. SMAs are generally contractual arrangements involving an investment management agreement between the Company and a single client, and are typically structured as a partnership or limited liability company for which a subsidiary of SSG serves as the general partner or managing member. Focused commingled funds are structured as limited partnerships or limited liability companies with multiple clients, for which a subsidiary of the Company serves as the general partner or managing member. The Company determined that the individual client or single limited partner or member is the customer with respect to SMAs and advisory clients, while the investment fund is generally considered to be the customer for arrangements with focused commingled funds.

When asset management services and the arrangement of administrative services are the performance obligations promised in a contract, the Company satisfies these performance obligations over time because the customer simultaneously receives and consumes the benefits of the services as they are performed. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer. Management fees earned from these contracts where the Company has discretion over investment decisions are generally calculated based on a percentage of unaffiliated committed capital or net invested capital, and these amounts are typically billed quarterly. For certain investment funds, management fees are initially based on committed capital during the investment period and on net invested capital through the remainder of the fund’s term. In addition, the management fee rate charged may also be reduced for certain investment funds depending on the contractual arrangement. The management fee basis is subject to factors outside of the Company’s control. Therefore, estimates of future period management fees are not included in the transaction price because those estimates would be considered constrained. Advisory fees from contracts where the Company does not have discretion over investment decisions are generally based on fixed amounts and typically billed quarterly.

Management fees generally exclude reimbursements for expenses paid by the Company on behalf of its customers, including amounts related to certain professional fees and other fund administrative expenses pursuant to the fund’s governing documents. For professional and administrative services that the Company arranges to be performed by third parties on behalf of investment funds, management has concluded that the nature of its promise is to arrange for the services to be provided and, accordingly, the Company does not control the services provided by the third parties before they are transferred to the customer. Therefore, the Company is acting as an agent, and the reimbursements for these professional fees paid on behalf of the investment funds are generally presented on a net basis.

The Company and certain investment funds that it manages have distribution and service agreements with third-party financial institutions, whereby the Company pays a portion of the fees it receives to such institutions for ongoing distribution and servicing of customer accounts. Management has concluded that the Company does not act as principal for the third-party services, as the Company does not control the services provided by the third parties before they are transferred to the customer. Therefore, the Company is acting as an agent, and the management fees are recorded net of these service fees.

The Company may incur certain costs in connection with satisfying its performance obligations for investment management services – primarily employee travel costs, organization costs and syndication costs – for which it receives reimbursements from its customers. For reimbursable travel costs, organization costs and syndication costs, the Company concluded it controls the services provided by its employees and other parties and, therefore, is acting as principal. Accordingly, the Company records the reimbursement for these costs incurred on a gross basis – that is, as revenue in management and advisory fees, net and expense in general, administrative and other expenses in the condensed consolidated statements of income. For reimbursable costs incurred in connection with satisfying its performance obligations for administration services, the Company concluded it does not control the services provided by its employees and other parties and, therefore, is acting as agent. Accordingly, the Company records the reimbursement for these costs incurred on a net basis.

Performance Fees

The Company earns two types of performance fee revenues: incentive fees and carried interest allocations, as described below.

Incentive fees are generally calculated as a percentage of the profits (up to 10%) earned in respect of certain accounts for which the Company is the investment adviser, subject to the achievement of minimum return levels or performance benchmarks. Incentive fees are a form of variable consideration and represent contractual fee arrangements in the Company’s contracts with its customers. Incentive fees are typically subject to reversal until the end of a defined performance period, as these fees are affected by changes in the fair value of the assets under management or advisement over such performance period. Moreover, incentive fees that are received prior to the end of the defined performance period are typically subject to clawback, net of tax.

The Company recognizes incentive fee revenue only when these amounts are realized and no longer subject to significant reversal, which is typically at the end of a defined performance period and/or upon expiration of the associated clawback period (i.e., crystallization). However, clawback terms for incentive fees received prior to crystallization only require the return of amounts on a net of tax basis. Accordingly, the tax-related portion of incentive fees received in advance of crystallization is not subject to clawback and is therefore recognized as revenue immediately upon receipt. Incentive fees received in advance of crystallization that remain subject to clawback are recorded as deferred incentive fee revenue and included in accounts payable, accrued expenses and other liabilities in the condensed consolidated balance sheets.

Carried interest allocations include the allocation of performance-based fees, commonly referred to as carried interest, to the Company from unaffiliated limited partners in the StepStone Funds in which the Company holds an equity interest. The Company is entitled to a carried interest allocation (typically 5% to 15%) based on cumulative fund or account performance to date, irrespective of whether such amounts have been realized. These carried interest allocations are subject to the achievement of minimum return levels (typically 5% to 10%), in accordance with the terms set forth in each respective fund’s governing documents. The Company accounts for its investment balances in the StepStone Funds, including carried interest allocations, under the equity method of accounting because it is presumed to have significant influence as the general partner or managing member. Accordingly, carried interest allocations are not deemed to be within the scope of ASC 606.

The Company recognizes revenue attributable to carried interest allocations from a fund based on the amount that would be due to the Company pursuant to the fund’s governing documents, assuming the fund was liquidated based on the current fair value of its underlying investments as of that date. Accordingly, the amount recognized as carried interest allocation revenue reflects the Company’s share of the gains and losses of the associated fund’s underlying investments measured at their then-fair values, relative to the fair values as of the end of the prior period. The Company records the amount of carried interest allocated to the Company as of each period end as accrued carried interest allocations receivable, which is included as a component of investments in the condensed consolidated balance sheets.

Carried interest is realized when an underlying investment is profitably disposed of and the fund’s cumulative returns are in excess of the specific hurdle rates, as defined in the applicable governing documents. Carried interest is subject to reversal to the extent that the amount received to date exceeds the amount due to the Company based on cumulative results. As such, a liability is accrued for potential clawback obligations if amounts previously distributed to the Company would require repayment to a fund if such fund were to be liquidated based on the current fair value of their underlying investments as of the reporting date. Actual repayment obligations generally do not become realized until the end of a fund’s life. As of December 31, 2020 and March 31, 2020, no material amounts for potential clawback obligations had been accrued.

Equity-Based Compensation

Equity-Based Compensation

The Company accounts for grants of equity-based awards, including restricted stock units (“RSUs”), at fair value as of the grant date. The Company recognizes non-cash compensation expense attributable to these grants on a straight-line basis over the requisite service period, which is generally the vesting period. Expense related to grants of equity-based awards is recognized as equity-based compensation in the condensed consolidated statements of income. The fair value of RSUs is determined by the closing stock price on the grant date. Forfeitures of equity-based awards are recognized as they occur. See note 9 for additional information regarding the Company’s accounting for equity-based awards.

Income Taxes

Income Taxes

SSG is a corporation for U.S. federal income tax purposes and therefore is subject to U.S. federal and state income taxes on its share of taxable income generated by the Partnership. The Partnership is treated as a pass-through entity for U.S. federal and state income tax purposes. As such, income generated by the Partnership flows through to its limited partners, including SSG, and is generally not subject to U.S. federal or state income tax at the partnership level. The Partnership’s non-U.S. subsidiaries generally operate as corporate entities in non-U.S. jurisdictions, with certain of these entities subject to local or non-U.S. income taxes. Additionally, certain subsidiaries are subject to local jurisdiction taxes at the entity level, with the related tax provision reflected in the condensed consolidated statements of income. As a result, the Partnership does not record U.S. federal and state income taxes on income in the Partnership or its subsidiaries, except for certain local and foreign income taxes discussed above.

Taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases, using tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period when the change is enacted. The principal items giving rise to temporary differences are certain basis differences resulting from exchanges of Partnership units.

Deferred tax assets are reduced by a valuation allowance when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent on the amount, timing and character of the Company’s future taxable income. When evaluating the realizability of deferred tax assets, all evidence – both positive and negative – is considered. This evidence includes, but is not limited to, expectations regarding future earnings, future reversals of existing temporary tax differences and tax planning strategies.

The Company is subject to the provisions of ASC Subtopic 740-10, Accounting for Uncertainty in Income Taxes. This standard establishes consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax return positions in the financial statements as more-likely-than-not to be sustained by the relevant taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. If upon performance of an assessment pursuant to this subtopic, management determines that uncertainties in tax positions exist that do not meet the minimum threshold for recognition of the related tax benefit, a liability is recorded in the condensed consolidated financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as general, administrative and other expenses in the condensed consolidated statements of income. See note 10 for more information.

Tax Receivable Agreements

Tax Receivable Agreements

SSG has entered into an Exchanges Tax Receivable Agreement with the partners of the Partnership as of the date of the IPO and a Reorganization Tax Receivable Agreement with certain pre-IPO institutional investors (collectively, the “Tax Receivable Agreements”). The Tax Receivable Agreements provide for payment by SSG to such partners and pre-IPO institutional investors of the Partnership of 85% of the amount of the net cash tax savings, if any, that SSG realizes (or, under certain circumstances, is deemed to realize) as a result of increases in tax basis (and utilization of certain other tax benefits) resulting from (i) SSG’s acquisition of such partners’ and institutional investors’ Partnership units and (ii) in the case of the Exchanges Tax Receivable Agreement, any payments SSG makes under the Exchanges Tax Receivable Agreement (including tax benefits related to imputed interest). SSG will retain the benefit of the remaining 15% of these net cash tax savings under both Tax Receivable Agreements.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The Company’s accumulated other comprehensive income consists of foreign currency translation adjustments and unrealized gains and losses on the defined benefit plan sponsored by one of its subsidiaries. The components of accumulated other comprehensive income were as follows:

	As of
	December 31, 2020	March 31, 2020
Foreign currency translation adjustments	$53	$502
Unrealized loss on defined benefit plan, net	—	(324)

Accumulated other comprehensive income	$53	$178

Segments

Segments

The Company operates as one business, a fully-integrated private markets solution provider. The Company’s chief operating decision maker, which consists of the Company’s co-chief executive officers together, utilizes a consolidated approach to assess the performance of and allocate resources to the business. Accordingly, management has concluded that the Company consists of a single operating segment and single reportable segment for accounting and financial reporting purposes.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). ASU 2016-02 requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet for all leases and to disclose certain information about leasing arrangements. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. For public business entities, ASU 2016-02 was effective for annual reporting periods beginning after December 15, 2018. On June 3, 2020, the FASB extended the adoption date for all other entities, including emerging growth companies (“EGCs”), as defined by the SEC, that have elected to defer adoption until the standard is effective for non-public business entities, to annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted. The Company expects to adopt this guidance on April 1, 2021. The adoption of this guidance is expected to materially impact the Company’s condensed consolidated balance sheets due to the requirement to record right-of-use assets and liabilities related to leases that are currently reported as operating leases. However, the Company does not expect the adoption to materially impact its condensed consolidated statements of income because substantially all of its leases are classified as operating leases, which will continue to be recognized as expense on a straight-line basis under the new guidance. See note 14 for more information related to the Company’s minimum lease payments as of December 31, 2020.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses, which changes the accounting for recognizing impairments of financial assets. Under this guidance, credit losses for certain types of financial instruments will be estimated based on expected losses. The guidance also modifies the impairment models for available-for-sale debt securities and purchased financial assets with credit deterioration since their origination. This guidance is effective for annual and interim periods beginning after December 15, 2019 for SEC filers, December 15, 2020 for public business entities that are not SEC filers, and December 15, 2021 for all other entities, including EGCs that have elected to defer adoption until the guidance becomes effective for non-public entities, with early adoption permitted. The Company adopted this guidance as of its fiscal year beginning April 1, 2020. Adoption of this guidance did not have a material effect on the condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which modifies ASC 740 to simplify the accounting for income taxes. The guidance, among other changes, (i) provides a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and (ii) provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized or a separate transaction. This guidance is effective for annual periods beginning after December 15, 2020. The Company does not expect adoption of this guidance to have a material effect on the condensed consolidated financial statements.

StepStone Group LP
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of the Company, its wholly-owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany balances and transactions have been eliminated in consolidation.

Certain of the StepStone Funds are investment companies that follow specialized accounting under GAAP and reflect their investments at estimated fair value. Accordingly, the carrying value of the Company’s equity method investments in such entities retains the specialized accounting.

Consolidation

Consolidation

The Company consolidates all entities that it controls through a majority voting interest or as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity. In evaluating whether the Company holds a variable interest, fees received as a decision maker or in exchange for services (including management fees, incentive fees and carried interest allocations) that are customary and commensurate with the level of services provided, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, are not considered variable interests. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model. The consolidation analysis can generally be performed qualitatively; however, in certain situations a quantitative analysis may also be performed. Investments and redemptions (either by the Company, affiliates of the Company or third parties) or amendments to the governing documents of the respective StepStone Funds that are VIEs could affect the entity’s status as a VIE or the determination of the primary beneficiary.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. When assessing whether the Company is the primary beneficiary of a VIE, management evaluates whether the Company’s involvement, through holding interests directly or indirectly in an entity or contractually through other variable interests, would give the Company a controlling financial interest. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties.

The Company provides investment advisory services to the StepStone Funds, which have third-party clients. These funds are investment companies and are typically organized as limited partnerships or limited liability companies for which the Company, through its operating subsidiaries, acts as the general partner or managing member. A limited partnership or similar entity is a VIE if the unaffiliated limited partners or members do not have substantive rights to terminate or remove the general partner or substantive rights to participate. Certain StepStone Funds are VIEs because they have not granted unaffiliated limited partners or members substantive rights to terminate or remove the general partner or substantive rights to participate. The Company does not consolidate these StepStone Funds because it is not the primary beneficiary of those funds, primarily because its fee arrangements are considered customary and commensurate and thus not deemed to be variable interests, and it does not hold any other interests in those funds that are considered more than insignificant.

The Company has determined that certain of its operating subsidiaries, StepStone Group Real Assets, L.P.

(“SRA”), StepStone Group Real Estate, L.P. (“SRE”) and Swiss Capital Alternative Investments AG (“Swiss Capital”), are VIEs, and that the Company is the primary beneficiary of each entity because it has a controlling financial interest in each entity; accordingly, the Company consolidates these entities. The assets and liabilities of the consolidated VIEs are presented gross in the consolidated balance sheets. The assets of the consolidated VIEs may only be used to settle obligations of the consolidated VIEs. See note 4 for more information on both consolidated and unconsolidated VIEs.

Non-Controlling Interests

Non-Controlling Interests

Non-controlling interests (“NCI”) reflect the portion of income or loss and the corresponding equity attributable to third-party equity holders in certain consolidated subsidiaries that are not 100% owned by the Company. Non-controlling interests in consolidated subsidiaries are presented as a separate component of partners’ capital on the Company’s consolidated balance sheets. The primary components of non-controlling interests are separately presented in the Company’s consolidated statements of changes in partners’ capital to clearly distinguish between the Company’s interests in SRA, SRE, and Swiss Capital (the variable interest entities included in the Company’s consolidated financial statements) and the economic interests of third parties in those entities. Net income (loss) attributable to StepStone Group LP, as reported in the consolidated statements of income, is presented net of the portion of net income (loss) attributable to holders of non-controlling interests. Non-controlling interests are allocated a share of income or loss in the respective consolidated subsidiary in proportion to their relative ownership interests, after consideration of contractual arrangements that govern allocations of income or loss. See note 13 for more information on ownership interests in the Company.

Accounting for Differing Fiscal Periods

Accounting for Differing Fiscal Periods

The StepStone Funds primarily have a fiscal year end as of December 31. The Company accounts for its investments in the StepStone Funds on a three-month lag due to the timing of receipt of financial information from the investments held by the StepStone Funds. The StepStone Funds primarily invest in private markets funds that generally require at least 90 days following the calendar year end to provide audited financial statements. As a result, the Company uses the December 31 audited financial statements of the StepStone Funds, which reflect the underlying private markets funds as of December 31 to record its investments (including any carried interest allocated by those investments). The Company further adjusts the reported carrying values of its investments in the StepStone Funds for its share of capital contributions to and distributions from the StepStone Funds during the three-month lag period.

The Company does not account for management and advisory fees and incentive fees on a three-month lag.

To the extent that management becomes aware of any material events that affect the StepStone Funds during the three-month lag period, the effect of the events would be disclosed in the notes to the consolidated financial statements.

In March 2020, the World Health Organization declared the outbreak of the novel coronavirus (COVID-19) a global pandemic. The outbreak has significantly affected the global economy and financial markets. Given the ongoing nature of the outbreak, it is currently not possible to predict the potential scale and scope of the outbreak and its ultimate effects on the financial markets, overall economy and the Company’s consolidated financial statements. However, the Company expects its investments in funds and accrued carried interest allocations to be adversely affected in future periods, reflecting the general decline in equity and credit markets, as those balances are reported on a three-month lag.

Fair Value Measurements

Fair Value Measurements

GAAP establishes a hierarchical disclosure framework, which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace – including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices in active markets generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Financial instruments measured and reported at fair value are classified and disclosed based on the observability of inputs used in the determination of their fair values, as follows:

•	Level I – Pricing inputs are unadjusted, quoted prices in active markets for identical assets or liabilities as of the measurement date.

•

Level II – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the measurement date, and fair value is determined through the use of models or other valuation methodologies. The types of financial instruments classified in this category include less liquid securities traded in active markets and securities traded in other than active markets.

•

Level III – Pricing inputs are unobservable for the financial instruments and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the financial instrument.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors including, for example, the type of instrument, whether the instrument has recently been issued, whether the instrument is traded on an active exchange or in the secondary market, and current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for financial instruments categorized in Level III. The variability and availability of the observable inputs affected by the factors described above may result in transfers between Levels I, II, and III.

The Company considers its cash and cash equivalents, marketable securities, fees and accounts receivable, accounts payable, investments, term loan and contingent consideration balances to be financial instruments. The carrying amounts of cash and cash equivalents, fees and accounts receivable and accounts payable equal or approximate their fair values due to their nature and/or the relatively short period over which they are held. Management has concluded that the carrying value of its term loan approximates fair value, as the term loan is subject to variable interest rates that adjust with changes in market rates and market conditions, and the current interest rate approximates that which would be available under similar financial arrangements. See note 6 for additional details regarding the fair value of the Company’s marketable securities and contingent consideration balances.

Investments

Investments

Investments primarily include the Company’s ownership interests in the StepStone Funds, as general partner or managing member of such funds. The Company accounts for all investments in which it has or is otherwise presumed to have significant influence, but not control, including the StepStone Funds, using the equity method of accounting. The carrying value of these equity method investments is determined based on amounts invested by the Company, adjusted for the Company’s share in the earnings or losses of each investee, after consideration of contractual arrangements that govern allocations of income or loss (including carried interest allocations), less distributions received. Investments include the Company’s cumulative accrued carried interest allocations from the StepStone Funds, which primarily represent performance-based capital allocations, assuming the StepStone Funds were liquidated as of each reporting date in accordance with the funds’ governing documents. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Revenues

Revenues

The Company recognizes revenue in accordance with Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers. Revenue is recognized in a manner that depicts the transfer of promised goods or services to customers and for an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The application of ASC 606 requires an entity to identify its contract(s) with a customer, identify the performance obligations in a contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies a performance obligation. In determining the transaction price, variable consideration is included only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is resolved. The Company has elected to apply the variable consideration allocation exception for its fee arrangements with its customers.

Management and Advisory Fees, Net

The Company earns management fees for services provided to its SMAs, focused commingled funds and distribution management clients. The Company earns advisory fees for services provided to advisory clients where the Company does not have discretion over investment decisions. The Company considers its performance obligations in its customer contracts from which it earns management and advisory fees to be one or more of the following, based on the services promised: asset management services, advisory services and/or the arrangement of administrative services.

The Company recognizes revenues from asset management services and advisory services when control of the promised services is transferred to customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. SMAs are generally contractual arrangements involving an investment management agreement between StepStone and a single client. In some cases, an SMA will be structured as a partnership or limited liability company, for which a subsidiary of StepStone serves as the general partner or managing member. Focused commingled funds are structured as limited partnerships or limited liability companies with multiple clients, for which a subsidiary of StepStone serves as the general partner or managing member. StepStone determined that the individual client or single limited partner or member is the customer with respect to SMAs and advisory clients, while the investment fund is generally considered to be the customer for arrangements with focused commingled funds.

When asset management services and the arrangement of administrative services are the performance obligations promised in a contract, the Company satisfies these performance obligations over time because the customer simultaneously receives and consumes the benefits of the services as they are performed. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer. Management fees earned from these contracts where the Company has discretion over investment decisions are generally calculated based on a percentage of unaffiliated committed capital or net invested capital, and these amounts are typically billed quarterly. For certain investment funds, management fees are initially based on committed capital during the investment period and on net invested capital through the remainder of the fund’s term. In addition, the management fee rate charged may also be reduced for certain investment funds depending on the contractual arrangement. The management fee basis is subject to factors outside of the Company’s control. Therefore, estimates of future period management fees are not included in the transaction price because those estimates would be considered constrained. Advisory fees from contracts where the Company does not have discretion over investment decisions are generally based on fixed amounts and typically billed quarterly.

Management fees generally exclude reimbursements for expenses paid by the Company on behalf of its customers, including amounts related to certain professional fees and other fund administrative expenses pursuant to the fund’s governing documents. For professional and administrative services that the Company arranges to be performed by third parties on behalf of investment funds, management has concluded that the nature of its promise is to arrange for the services to be provided and, accordingly, the Company does not control the services provided by the third parties before they are transferred to the customer. Therefore, the Company is acting as an agent, and the reimbursements for these professional fees paid on behalf of the investment funds are generally presented on a net basis.

The Company and certain investment funds that it manages have distribution and service agreements with third-party financial institutions, whereby the Company pays a portion of the advisory fees it receives to such institutions for ongoing distribution and servicing of customer accounts. Management has concluded that the Company does not act as principal for the third-party services, as the Company does not control the services provided by the third parties before they are transferred to the customer. Therefore, the Company is acting as an agent, and the management fees are recorded net of these service fees.

The Company may incur certain costs in connection with satisfying its performance obligations for investment management services – primarily employee travel costs, organization costs and syndication costs – for which it receives reimbursements from its customers. For reimbursable travel costs, organization costs and syndication costs, the Company concluded it controls the services provided by its employees and other parties and, therefore, is a principal. Accordingly, the Company records the reimbursement for these costs incurred on a gross basis – that is, as revenue in management and advisory fees and expense in general, administrative and other expenses in the consolidated statements of income. For reimbursable costs incurred in connection with satisfying its performance obligations for administration services, the Company concluded it does not control the services provided by its employees and other parties and, therefore, is an agent. Accordingly, the Company records the reimbursement for these costs incurred on a net basis.

Performance Fees

The Company earns two types of performance fee revenues: incentive fees and carried interest allocations, as described below.

Incentive fees are generally calculated as a percentage of the profits (up to 10%) earned in respect of certain accounts for which the Company is the investment adviser, subject to the achievement of minimum return levels or performance benchmarks. Incentive fees are a form of variable consideration and represent contractual fee arrangements in the Company’s contracts with its customers. Incentive fees are typically subject to reversal until the end of a defined performance period, as these fees are affected by changes in the fair value of the assets under management or advisement over such performance period. Moreover, incentive fees that are received prior to the end of the defined performance period are typically subject to clawback, net of tax.

The Company recognizes incentive fee revenue only when these amounts are realized and no longer subject to significant reversal, which is typically at the end of a defined performance period and/or upon expiration of the associated clawback period (i.e., crystallization). However, clawback terms for incentive fees received prior to crystallization only require the return of amounts on a net of tax basis. Accordingly, the tax-related portion of incentive fees received in advance of crystallization is not subject to clawback and is therefore recognized as revenue immediately upon receipt. Incentive fees received in advance of crystallization that remain subject to clawback are recorded as deferred incentive fee revenue and included in accounts payable, accrued expenses and other liabilities in the consolidated balance sheets.

Carried interest allocations include the allocation of performance-based fees, commonly referred to as carried interest, to the Company from limited partners in the StepStone Funds in which the Company holds an equity interest. The Company is entitled to a carried interest allocation (typically 5% to 15%) based on cumulative fund or account performance to date, irrespective of whether such amounts have been realized. These carried interest allocations are subject to the achievement of minimum return levels (typically 5% to 10%), in accordance with the terms set forth in each respective fund’s governing documents. The Company accounts for its investment balances in the StepStone Funds, including carried interest allocations, under the equity method of accounting because it is presumed to have significant influence as the general partner or managing member. Accordingly, carried interest allocations are not deemed to be within the scope of ASC 606.

The Company recognizes revenue attributable to carried interest allocations from a fund based on the amount that would be due to the Company pursuant to the fund’s governing documents, assuming the fund was liquidated based on the current fair value of its underlying investments as of that date. Accordingly, the amount recognized as carried interest allocation revenue reflects the Company’s share of the gains and losses of the associated fund’s underlying investments measured at their then-fair values, relative to the fair values as of the end of the prior period. The Company records the amount of carried interest allocated to the Company as of each period end as accrued carried interest allocations receivable, which is included as a component of investments in the consolidated balance sheets.

Carried interest is realized when an underlying investment is profitably disposed of and the fund’s cumulative returns are in excess of the specific hurdle rates, as defined in the applicable governing documents. Carried interest is subject to reversal to the extent that the amount received to date exceeds the amount due to the Company based on cumulative results. As such, a liability is accrued for the potential clawback obligations if amounts previously distributed to the Company would require repayment to a fund if such fund were to be liquidated based on the current fair value of their underlying investments as of the reporting date. Actual repayment obligations generally do not become realized until the end of a fund’s life. As of March 31, 2020 and 2019, no material amounts for potential clawback obligations had been accrued.

Income Taxes

Income Taxes

For U.S. federal and state income tax purposes, the Company’s limited partners are individually liable for taxes based on their proportionate share of the Company’s income and loss. Accordingly, the Company bears no liability for U.S. federal or state income taxes.

The provision for income taxes in the accompanying consolidated statements of income consists of local and foreign income taxes. See note 11 for more information.

Taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases, using tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period when the change is enacted.

Deferred tax assets are reduced by a valuation allowance when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent on the amount of the Company’s future taxable income. When evaluating the realizability of deferred tax assets, all evidence – both positive and negative – is considered. This evidence includes, but is not limited to, expectations regarding future earnings, future reversals of existing temporary tax differences and tax planning strategies.

The Company is subject to the provisions of ASC Subtopic 740-10, Accounting for Uncertainty in Income Taxes. This standard establishes consistent thresholds as it relates to accounting for income taxes. It defines the threshold for recognizing the benefits of tax-return positions in the financial statements as more likely than not to be sustained by the relevant taxing authority and requires measurement of a tax position meeting the more likely than not criterion, based on the largest benefit that is more than 50 percent likely to be realized. If upon performance of an assessment pursuant to this subtopic, management determines that uncertainties in tax positions exist that do not meet the minimum threshold for recognition of the related tax benefit, a liability is recorded in the consolidated financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as general, administrative and other expenses in the consolidated statements of income.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The Company’s accumulated other comprehensive income consists of foreign currency translation adjustments and unrealized gains and losses on the defined benefit plan sponsored by one of its subsidiaries. The components of accumulated other comprehensive income were as follows:

	As of March 31,
	2020	2019
Foreign currency translation adjustments	$502	$432
Unrealized loss on defined benefit plan, net	(324)	(149)

Accumulated other comprehensive income	$178	$283

Segments

Segments

The Company operates as one business, a fully-integrated private markets solution provider. The Company’s chief operating decision maker, which consists of the Company’s co-chief executive officers together, utilizes a consolidated approach to assess the performance of and allocate resources to the business. Accordingly, management has concluded that the Company consists of a single operating segment and single reportable segment for accounting and financial reporting purposes.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which eliminates the trading securities classification and available-for-sale securities classification for investments in equity securities that (a) have readily determinable fair values and (b) do not result in the consolidation of the investee or the application of the equity method of accounting. The new guidance also requires the recognition of any changes in the fair value of these investments in equity securities through net income. For public business entities, ASU 2016-01 was effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. For all other entities, this guidance was effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted this guidance as of its fiscal year beginning April 1, 2019. Adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet for all leases and to disclose certain information about leasing arrangements. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. For public business entities, ASU 2016-02 was effective for annual reporting periods beginning after December 15, 2018. On June 3, 2020, the FASB extended the adoption date for all other entities, including emerging growth companies (“EGCs”), as defined by the SEC, that have elected to defer adoption until the standard is effective for non-public business entities, to annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted. The Company qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The adoption of this guidance is expected to materially impact the Company’s consolidated balance sheets due to the requirement to record right-of-use assets and liabilities related to leases that are currently reported as operating leases. However, the Company does not expect the adoption to materially impact its consolidated statements of income because substantially all of its leases are classified as operating leases, which will continue to be recognized as expense on a straight-line basis under the new guidance. See note 15 for more information related to the Company’s minimum lease payments as of March 31, 2020.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses, which changes the accounting for recognizing impairments of financial assets. Under this guidance, credit losses for certain types of financial instruments will be estimated based on expected losses. The guidance also modifies the impairment models for available-for-sale debt securities and purchased financial assets with credit deterioration since their origination. This guidance is effective for annual and interim periods beginning after December 15, 2019 for SEC filers, December 15, 2020 for public business entities that are not SEC filers, and December 15, 2021 for all other entities, including EGCs that have elected to defer adoption until the guidance becomes effective for non-public entities, with early adoption permitted. The Company adopted this guidance as of its fiscal year beginning April 1, 2020. Adoption of this guidance did not have a material effect on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. ASU 2017-01 changes the criteria for determining whether a group of assets acquired is a business. Specifically, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the assets acquired would not be considered a business. For public business entities, this guidance became effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. For all other entities, the guidance was effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted ASU 2017-01 as of its fiscal year beginning April 1, 2019 on a prospective basis and, accordingly, this guidance will only affect the Company’s analysis of the accounting for any future acquisitions occurring after the date of adoption.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 changes the disclosure requirements on fair value measurements in Topic 820, based on the concepts in the Concepts Statement, by removing or modifying certain disclosures and adding new disclosures. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of the update and delay adoption of the additional disclosures until their effective date. The Company adopted this guidance in its fiscal fourth quarter of 2020. Adoption of this guidance did not have a material effect on the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management’s estimates and assumptions are based on historical experience and other factors, and these estimates and assumptions require management to exercise judgment in the process of applying the Company’s accounting policies. Factors that may affect or influence management’s estimates and assumptions could include expectations related to future events that management has deemed reasonable under the circumstances. Assumptions and estimates related to the valuation of investments, which directly affect carried interest allocations, carried interest-related compensation, and the carrying amount of the Company’s equity in affiliated companies, involve a higher degree of judgment and complexity, and these assumptions and estimates may significantly affect the consolidated financial statements. Actual results could differ from these estimates and those differences may be material.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash held in banks, money market funds and highly-liquid investments with original maturities of three months or less at the time of purchase.

Marketable Securities

Marketable Securities

Marketable securities include investments in U.S. Treasury and government agency obligations, commercial paper, certificates of deposit, various investment grade securities, and other investments with original maturities of greater than three months when purchased. These investments are accounted for as trading securities, with changes in the fair value of each investment recorded as other income in the consolidated statements of income. Interest earned on debt investments is recorded as interest income in the consolidated statements of income.

Fees and Accounts Receivable

Fees and Accounts Receivable

Fees and accounts receivable represent contractual amounts due to the Company for management, advisory and incentive fees, net of allowances as applicable. The Company considers fees and accounts receivable to be fully collectible. Accordingly, no allowance for doubtful accounts has been established as of March 31, 2020 and 2019. If any accounts or portion thereof are deemed uncollectible, such amounts are expensed when that determination is made.

Due from Affiliates

Due from Affiliates

Due from affiliates primarily relates to advances made on behalf of the StepStone Funds for the payment of certain organization and operating costs and expenses for which the Company is subsequently reimbursed. See note 12 for further disclosure of related party transactions.

Property and Equipment

Property and Equipment

Property and equipment primarily consist of leasehold improvements, furniture, equipment, computer hardware and software and are stated at cost, less accumulated depreciation and amortization, with the net carrying amount included in other assets and receivables in the consolidated balance sheets. Property and equipment are depreciated over their estimated useful lives using the straight-line method, and the corresponding depreciation expense is included in general, administrative and other expenses in the consolidated statements of income. Property and equipment are depreciated over a period of three to seven years. Leasehold improvements are amortized over the shorter of their useful lives or remaining lease terms.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. The Company did not recognize any impairment charges related to property and equipment during each of the fiscal years ended March 31, 2020, 2019 and 2018.

Foreign Currency

Foreign Currency

The Company consolidates certain entities that have a non-U.S. dollar functional currency. Non-U.S. dollar denominated assets and liabilities are translated using the exchange rates prevailing at the end of each reporting period and income and expenses are translated using the weighted-average exchange rate for each reporting period. Cumulative translation adjustments arising from the translation of non-U.S. dollar denominated entities are included in other comprehensive income (loss) within the consolidated financial statements until realized. Gains and losses resulting from foreign-currency transactions denominated in a currency other than an entity’s functional currency are reported in general, administrative and other expenses in the consolidated statements of income. These transaction gains and losses totaled $1.0 million, $0.9 million and $0.6 million for the years ended March 31, 2020, 2019 and 2018, respectively.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting, under which the purchase price of an acquisition is allocated to the assets acquired and liabilities assumed based on their fair values, as determined by management at the acquisition date. Contingent consideration obligations that are elements of consideration transferred are recognized at the acquisition date as part of the fair value transferred in exchange for the acquired business. Contingent consideration arrangements are revalued to fair value each reporting period. Acquisition-related costs incurred in connection with a business combination are expensed as incurred and are included in general, administrative and other expenses in the consolidated statements of income.

Intangibles and Goodwill

Intangibles and Goodwill

The Company’s finite-lived intangible assets primarily consist of acquired contractual rights to earn future management and advisory fee income. Finite-lived intangible assets are amortized over their estimated useful lives, which ranged from 8 to 11 years as of March 31, 2020. The Company did not have any intangible assets that were deemed to have an indefinite life as of March 31, 2020.

Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. There were no impairment charges related to the Company’s finite-lived intangible assets during the years ended March 31, 2020, 2019 and 2018.

Goodwill represents the excess amount of consideration transferred in a business combination above the fair value of the identifiable net assets. Goodwill is assessed for impairment at least annually using a qualitative and, if necessary, a quantitative approach. The Company performs its annual goodwill impairment test as of January 1, or more frequently, if events and circumstances indicate that an impairment may exist. Goodwill is tested for impairment at the reporting unit level. The initial assessment for impairment under the qualitative approach is to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If the qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, a quantitative assessment is performed to measure the amount of impairment loss, if any. The quantitative assessment includes comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized equal to the lessor of (a) the difference between the carrying amount of the reporting unit and its fair value and (b) the total carrying amount of the reporting unit’s goodwill. The Company performed annual goodwill impairment assessments as of January 1, 2020 and 2019 and determined that there was no impairment of goodwill as of either date.

Compensation and Benefits

Compensation and Benefits

Cash-Based Compensation

Cash-based compensation expense primarily includes salaries, bonuses, employee benefits and employer-related payroll taxes. Bonuses are accrued over the service period in which they are earned.

Equity-Based Compensation

The Company accounts for grants of equity-classified partnership interests at fair value, as determined as of the date of the grant. The Company recognizes non-cash compensation expense attributable to these grants on a straight-line basis over the requisite service period, which is generally the vesting period. Expense related to grants of equity-classified partnership interests is recognized as equity-based compensation in the consolidated statements of income. The fair value of equity-classified partnership interests is determined using an option pricing model, which considers the estimated equity value of the Company, the expected term of the equity-classified partnership interests that have been granted, estimates of a risk-free rate of return and the expected volatility over the term of the awards. For the years ended March 31, 2020, 2019 and 2018, the Company recognized $1.9 million, $1.7 million, and $0.2 million, respectively, in non-cash expense relating to issuances of equity-classified partnership interests. See note 10 for additional information regarding the Company’s accounting for awards of equity-classified partnership interests.

Performance Fee-Related Compensation

A portion of the carried interest allocations earned by the Company is awarded to employees and other carry participants in the form of award letters (“carry awards”). Carry awards to employees and other participants are accounted for as a component of compensation and benefits expense contemporaneously with the Company’s recognition of the related realized and unrealized carried interest allocation revenue and is included in accrued carried interest-related compensation in the consolidated balance sheets until the amounts recognized as compensation and benefits expense are paid. Carried interest-related compensation expense also includes the portion of net carried interest allocation revenue attributable to equity holders of our consolidated subsidiaries that are not 100% owned by us. Upon a reversal of carried interest allocation revenue, the related compensation expense, if any, is also reversed. Furthermore, liabilities recognized for carried interest amounts due to affiliates are not paid until the related carried interest allocation revenue is realized.

The Company records incentive fee compensation when it is probable that a liability has been incurred. The incentive fee compensation accrual is based on a number of factors, including the cumulative activity for the period and the distribution of the net proceeds in accordance with the applicable governing agreement.

General, Administrative and Other

General, Administrative and Other

General, administrative and other expenses reported on the consolidated statements of income primarily include legal and professional fees, occupancy costs, depreciation and amortization expense, placement fees, and other administrative expenses.

Concentrations of Risk

Concentrations of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk or other risks consist principally of cash, cash equivalents, restricted cash, investments and fees receivable. The majority of the Company’s cash and cash equivalents is held in large, high credit quality financial institutions. Substantially all cash amounts on deposit with these large financial institutions exceed federally insured limits; however, based upon an assessment of the financial condition and the reputations of these financial institutions, management believes that the Company’s exposure to credit risk is remote. The concentration of credit risk related to fees receivable is generally reduced by the relatively short payment terms extended to the Company’s clients.

Amounts due to the Company in the form of carried interest allocations, which are reported as a component of investments in the consolidated balance sheets, remain subject to investment performance risk. In certain cases, carried interest allocations that have been distributed to the Company may remain subject to clawback, pursuant to the terms of governing documents of the related funds. Refer to the discussion of carried interest above in this note 2 for additional details regarding the investment performance and clawback risk associated with carried interest allocations that have been recognized in income by the Company and/or recorded as accrued carried interest allocations in the consolidated balance sheets.